INCOME TAXES - Earnings (loss) before income taxes from continuing operations (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States			$ (201.1)	$ (351.4)	$ (427.9)
Non-U.S.			96.8	80.4	20.8
Income (loss) before income taxes	$ (206.0)	$ (76.0)	$ (104.3)	$ (271.0)	$ (407.1)